Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Financial Instruments

The classification of financial instruments is presented in the following table. There are no financial instruments classified in categories other than those reported:

	Classification	Level	June 30, 2025	December 31, 2024
Financial liabilities:
Derivative warrants (note 16)	FVTPL	Level 1	4,637	7,663
Exposure premium - debentures (note 14)	FVTPL	Level 3	2,940	2,940
Deferred consideration on acquisitions (note 6)	Amortized cost		266,577	277,183
Loans and financing (note 12)	Amortized cost		1,259	2,887
Debentures (note 14)	Amortized cost		20,697	40,740
Related parties (note 7)	Amortized cost		1,252	1,078

Schedule of Liquidity Risk
	June 30, 2025
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	47,698	-	47,698
Other liabilities	872	-	872
Loans and financing	392	867	1,259
Debentures(i)	20,697	-	20,697
Deferred and contingent consideration	266,577	-	266,577
Lease liabilities	573	1,363	1,936
Related parties	1,252	-	1,252
Total	338,061	2,230	340,291

	December 31, 2024
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	61,284	-	61,284
Other liabilities	775	-	775
Loans and financing	2,512	375	2,887
Debentures(i)	40,740	-	40,740
Deferred and contingent consideration	277,183	-	277,183
Lease liabilities	773	1,118	1,891
Related parties	1,078	-	1,078
Total	384,345	1,493	385,838

(i)	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2025, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:

Schedule of Contractual Principal Payments Due with Final Maturity	Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities	June 30, 2025
Debentures	20,697	-	-	20,697	20,697